ALT ID	Primary Servicer	Servicing Fee Percentage	Servicing Fee Flat Dollar	Servicing Advance Methodology	Originator	Loan Group	Loan Number	Amortization Type	Lien Position	Heloc Indicator	Loan Purpose	Cash Out Amount	Total Origination and Discount Points in Dollars	Covered High Cost Loan Indicator	Relocation Loan Indicator	Broker Indicator	Channel	Escrow Indicator	Senior Loan Amounts	Loan Type of Most Senior Lien	Hybrid Period of Most Senior Lien in Months	Neg Am Limit of Most Senior Lien	Junior Mortgage Balance	Origination Date of Most Senior Lien	Origination Date	Original Loan Amount	Original Interest Rate	Original Amortization Term	Original Term to Maturity	First Payment Date of Loan	Interest Type Indicator	Original Interest Only Term	Buy Down Period	HELOC Draw Period	Current Loan Amount	Current Interest Rate	Current Payment Amount Due	Interest Paid Through Date	Current Payment Status	Index Type	ARM Look Back Days	Gross Margin	ARM Round Flag	ARM Rounding Factor	Initial Fixed Rate Period	Initial Interest Rate Cap Change Up	Initial Interest Rate Cap Change Down	Subsequent Interest Rate Reset Period	Subsequent Interest Rate Change Down	Subsequent Interest Rate Change Up	Lifetime Maximum Rate Ceiling	Lifetime Minimum Rate Floor	Negative Amortization Limit	Initial Negative Amortization Recast Period	Subsequent Negative Amortization Recast Period	Initial Fixed Payment Period	Subsequent Payment Reset Period	Initial Periodic Payment Cap	Subsequent Periodic Payment Cap	Initial Minimum Payment Reset Period	Subsequent Minimum Payment Reset Period	Option ARM Indicator	Options at Recast	Initial Minimum Payment	Current Minimum Payment	Prepayment Penalty Calculation	Prepayment Penalty Type	Prepayment Penalty Total Term	Prepayment Penalty Hard Term	Primary Borrower ID	Number of Mortgaged Properties	Total Number of Borrowers	Self Employment Flag	Current Other Monthly Payment	Length of Employment Borrower	Length of Employment Co Borrower	Years in Home	FICO Model Used	Most Recent FICO Date	Primary Wage Earner Original FICO Equifax	Primary Wage Earner Original FICO Experian	Primary Wage Earner Original FICO Transunion	Secondary Wage Earner Original FICO Equifax	Secondary Wage Earner Original FICO Experian	Secondary Wage Earner Original FICO Transunion	Most Recent Primary Borrower FICO	Most Recent Co Borrower FICO	Most Recent FICO Method	Vantagescore Primary Borrower	Vantagescore Co Borrower	Most Recent Vantagescore Method	Vantagescore Date	Credit Report Longest Trade Line	Credit Report Maximum Trade Line	Credit Report Number of Trade Lines	Credit Line Usage Ratio	Most Recent 12 Month Pay History	Months Bankruptcy	Months Foreclosure	Primary Borrower Wage Income	Co Borrower Wage Income	Primary Borrower Other Income	Co Borrower Other Income	All Borrower Wage Income	All Borrower Total Income	4506T Indicator	Borrower Income Verification Level	Co Borrower Income Verification	Borrower Employment Verification	Co Borrower Employment Verification	Borrower Asset Verification	Co Borrower Asset Verification	Liquid Cash Reserves	Monthly Debt All Borrowers	Originator DTI	Fully Indexed Rate	Qualification Method	Percentage of Down Payment From Borrower Own Funds	City	State	Postal Code	Property Type	Occupancy	Sales Price	Original Appraised Property Value	Original Property Valuation Type	Original Property Valuation Date	Original Automated Valuation Model AVM Model Name	Original AVM Confidence Score	Most Recent Property Value	Most Recent Property Valuation Type	Most Recent Property Valuation Date	Most Recent AVM Model Name	Most Recent AVM Confidence Score	Original CLTV	Original LTV	Original Pledged Assets	Mortgage Insurance Company Name	Mortgage Insurance Percent	MI Lender or Borrower Paid	Pool Insurance Co Name	Pool Insurance Stop Loss Percent	MI Certificate Number	Updated DTI Front End	Updated DTI Back End	Modification Effective Payment Date	Total Capitalized Amount	Total Deferred Amount	Pre Modification Interest Note Rate	Pre Modification P&I Payment	Pre Modification Initial Interest Rate Change Downward Cap	Pre Modification Subsequent Interest Rate Cap	Pre Modification Next Interest Rate Change Date	Pre Modification IO Term	Forgiven Principal Amount	Forgiven Interest Amount	Number of Modifications	Real Estate Interest	Community Ownership Structure	Year of Manufacture	HUD Code Compliance Indicator Y/N	Gross Manufacturers Invoice Price	LTI Loan to Invoice Gross	Net Manufacturers Invoice Price	LTI Net	Manufacturer Name	Model Name	Down Payment Source	Community Related Party Lender Y/N	Defined Underwriting Criteria Y/N	Chattel Indicator
914087620	9999999	0.000000		99	XXXXX	UNK	XXXXXX	1	1	0	6.00		34908.81	0	0	0	1	4							XX/XX/XXXX	$XXXXXXX	0.077500	360	360	XX/XX/XXXX	2	0	0		$XXXXXX	0.077500	$XXXXXX	XX/XX/XXXX																								0				0				999999999	1	1	0	$XXXXXX	1.00			1	20260511	710	675	691				691		3					200	83583.00	26	0.000000	XXXXXXXXXXXX			52823.00		.00		52823.00	52823.00	0	4		3		4		6266.51	$XXXXXX	0.436000		1	1.000000	XXXXXX	XX	XXXXX	7	1	$XXXXXX	$XXXXXX	3	XX/XX/XXXX								0.950000	0.950000	.00	0			0
954719429	9999999	0.000000		99	XXXXX	UNK	XXXXX	1	1	0	7.00		6003.55	0	0	0	1	4							XX/XX/XXXX	$XXXXXXX	0.077500	360	360	XX/XX/XXXX	2	0	0		$XXXXXX	0.077500	$XXXXXX	XX/XX/XXXX																								0				0				999999999	1	2	1	$XXXXXX	5.00	15.00		1	20260721	755	766	762	769	762	727	762	762	3					83	76241.00	15	0.117000	XXXXXXXXXXXX			9454.53	20563.16	.00	.00	30017.69	30017.69	1	4	3	3	3	4	1	80996.24	$XXXXXX	0.416300		1		XXXXXX	XX	XXXXX	1	1	$XXXXXX	$XXXXXX	3	XX/XX/XXXX								1.000000	1.000000	.00	0			0
844558686	9999999	0.000000		99	XXXXX	UNK	XXXXX	1	1	0	6.00		4526.25	0	0	0	1	4							XX/XX/XXXX	$XXXXXXX	0.071250	360	360	XX/XX/XXXX	2	0	0		$XXXXXX	0.071250	$XXXXXX	XX/XX/XXXX																								0				0				999999999	1	1	0	$XXXXXX	.00			1	20260811	746	744	717				744		3					151	55639.00	15	0.078000	XXXXXXXXXXXX			25214.42		.00		25214.42	25214.42	0	5		3		4		81655.53	$XXXXXX	0.201600		1		XXXXXX	XX	XXXXX	1	1	$XXXXXX	$XXXXXX	3	XX/XX/XXXX								1.000000	1.000000	.00	0			0

ALT ID	Seller	Loan ID	Seller Loan ID	Investor Loan ID	Queue	Created Date	Last Modified Date	Finding Status	Event Level	Finding Category	Finding Sub Category	Finding Name	Reviewer Comments	Seller Comments	Finding Resolution	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose	Unique Finding ID	Acknowledged / Waived By	Waiver in File?
914087620	XXXXXX	XXXXXX	XXXXX	XXXXX	Closed	2026-09-02 09:03	2026-09-18 13:02	Waived	1 - Information	Property	Value	S&P value equals B, secondary product within tolerance
Waived-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-09/18/2026
Waived- - Due Diligence Vendor-09/04/2026
Waived-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-09/04/2026
Acknowledged- - Due Diligence Vendor-09/04/2026
Waived- - Due Diligence Vendor-09/04/2026
Acknowledged- - Due Diligence Vendor-09/04/2026
Acknowledged-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-09/02/2026

Waived-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-09/18/2026
 Waived- - Due Diligence Vendor-09/04/2026
 Waived-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-09/04/2026
 Acknowledged- - Due Diligence Vendor-09/04/2026
 Acknowledged-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-09/02/2026

																	Qualifying Months Reserves Exceed Minimum Required - Qualifying Months Reserves of 29.78 exceeds the guideline minimum of 3 Qualifying Months Reserves of 29.78 exceeds the guideline minimum of 3		XX	Primary Residence	Purchase	NA	XXXXXXX	Investor Post-Close	No
844558686	XXXXXX	XXXXXX	XXXXX	XXXXX	Closed	2026-09-10 12:36	2026-09-18 13:03	Waived	1 - Information	Property	Value	S&P value equals B, secondary product within tolerance
Waived-S&P RA Only - Value grade equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-09/18/2026
Waived- - Due Diligence Vendor-09/10/2026
Waived-S&P RA Only - Value grade equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-09/10/2026
Acknowledged- - Due Diligence Vendor-09/10/2026
Acknowledged-S&P RA Only - Value grade equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. CU Score of 3.2 - Due Diligence Vendor-09/10/2026

Waived-S&P RA Only - Value grade equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-09/18/2026
 Waived- - Due Diligence Vendor-09/10/2026
 Waived-S&P RA Only - Value grade equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-09/10/2026
 Acknowledged- - Due Diligence Vendor-09/10/2026
 Acknowledged-S&P RA Only - Value grade equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. CU Score of 3.2 - Due Diligence Vendor-09/10/2026

Qualifying Credit Score Exceeds Minimum Required - Qualifying Credit Score of 744 exceeds the guideline minimum of 680

Qualifying Months Reserves Exceed Minimum Required - Qualifying Months Reserves of 20.69 exceeds the guideline minimum of 3

Qualifying DTI Below Maximum Allowed - Qualifying DTI of 20.16% is below the guideline maximum of 50%
																			XX	Primary Residence	Purchase	NA	XXXXXXX	Investor Post-Close	No

	LOAN INFORMATION				INITIAL CREDIT LOAN GRADES					INITIAL COMPLIANCE LOAN GRADES					INITIAL PROPERTY LOAN GRADES					INITIAL OVERALL LOAN GRADES					FINAL CREDIT LOAN GRADES					FINAL COMPLIANCE LOAN GRADES					FINAL PROPERTY LOAN GRADES					FINAL OVERALL LOAN GRADES
ALT ID	Loan ID	Seller Loan ID	Investor Loan ID	Original Loan Amount	DBRS/Morningstar	Fitch	Kroll	S&P	Moodys	DBRS/Morningstar	Fitch	Kroll	S&P	Moodys	DBRS/Morningstar	Fitch	Kroll	S&P	Moodys	DBRS/Morningstar	Fitch	Kroll	S&P	Moodys	DBRS/Morningstar	Fitch	Kroll	S&P	Moodys	DBRS/Morningstar	Fitch	Kroll	S&P	Moodys	DBRS/Morningstar	Fitch	Kroll	S&P	Moodys	DBRS/Morningstar	Fitch	Kroll	S&P	Moodys
914087620	XXXXXX	XXXXXX	XXXXXX	$XXXXXX	A	A	A	A	A	A	A	A	A	A	A	A	A	B	A	A	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	B	A	A	A	A	B	A
954719429	XXXXXX	XXXXXX	XXXXXX	$XXXXXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
844558686	XXXXXX	XXXXXX	XXXXXX	$XXXXXX	A	A	A	A	A	A	A	A	A	A	A	A	A	B	A	A	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	B	A	A	A	A	B	A

ALT ID	Loan ID	Seller Loan ID	Investor Loan ID	Lender Application Date	Originator QM Status	Final QM Status	Originator QM Status Difference than Final QM Status?	Reason Why NonQM Final Status	APR Pricing Threshold Exceeded?	QM DTI Threshold Exceeded?	Higher Priced Mortgage Loan (HPML)?	Negatively Amortizing Loan?	Principal Deferment?	Interest Only Flag?	Prepayment Penalty?	Balloon Flag?	Adjustable Rate Balloon?	Loan Term Less Than 5 Years?	QM Points and Fees Threshold Exceeded?	QM Total Points and Fees	APR	ATR: Qualifying Payment Properly Considered?	ATR: Current Employment/Self-Employment Verified?	ATR: Balloon Qualifying Payment Properly Considered?	ATR: Reasonable Income or Assets Considered?	ATR: Subject PITIA Adequately Documented?	ATR: All Liabilities Including Alimony and Child Support in DTI?	ATR: Simultaneous Loan Calculated Properly	ATR: Credit History was Considered Properly?	ATR: Did Lender Document All ATR Factors?	ATR: Was an ATR/QM DTI/Residual Income Analysis Provided?	Residual Income	Residual Income Meets Guidelines?	Borrower 1 Employment Indicator	Borrower 2 Employment Indicator	Borrower 1 Foreign National Indicator	Borrower 2 Foreign National Indicator	Business Purpose Loan?	Business Purpose Verified?
914087620	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	XXXXXX	No		No	Yes	No	No	No	No	No	No	No	No	No	29633.89	X.XX	Yes	Yes	N/A	Yes	Yes	Yes	N/A	Yes	Yes	Yes	$XXXXX	N/A	Employed		No		No
954719429	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	XXXXXX	No		No	No	Yes	No	No	No	No	No	No	No	No	6003.55	X.XX	Yes	Yes	N/A	Yes	Yes	Yes	N/A	Yes	Yes	Yes	$XXXXX	N/A	Employed	Employed	No	No	No
844558686	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	XXXXXX	No		No	No	No	No	No	No	No	No	No	No	No	1495.0	X.XX	Yes	Yes	N/A	Yes	Yes	Yes	N/A	Yes	Yes	Yes	$XXXXX	N/A	Employed		No		No

ALT ID	Loan ID	Seller Loan ID	Investor Loan ID	Loan Program	Guideline Product Name	Originator Name	Originating Entity CDFI Flag	Guideline Name	Guideline Author	Guideline Date	Guideline Version	Application Date	TILA Status	TRID	GSE	Verified Safe Harbor Flag	Verified Safe Harbor Reference Document	QM Regulation Failures	ATR QM Total Points and Fees Audit	Loan Regulation Benchmark Date	Benchmark Rate	AUS Decision System	Rating Result	Property Inspection Waiver (PIW)	Calculated APR	HUD 1 Page 1 Credits Total	Verified Qualifying Rate	Originator Qualifying Rate	Qualifying P&I	Default Interest Rate Present	Default Interest Rate	Annual Property Tax	Monthly Property Tax	Annual Insurance Costs	Monthly Insurance Cost	Annual HOA Costs	Monthly HOA Costs	Monthly Other Costs	PITIA	Residual Income	HOA Questionnaire Flag	HOA Name	HOA Address State	HOA Fee Amount	HOA Next Due Date	HOA Payment Frequency	Originator DTI	TPR Verified DTI	QM DTI	Is Borrower Non Occupant	Is Co Borrower Non Occupant	Co Borrower 2 Asset Verification Level	Co Borrower 3 Asset Verification Level	Co Borrower 2 Income Verification Level	Co Borrower 3 Income Verification Level	Co Borrower 2 Employment Verification Level	Co Borrower 3 Employment Verification Level	Borrower Employment Indicator	Co Borrower Employment Indicator	Co Borrower 2 Employment Indicator	Co Borrower 3 Employment Indicator	Co Borrower 2 Length of Employment	Co Borrower 3 Length of Employment	Document Level	Borrower Years of W2s/1099	CoBorrower Years of W2s/1099	Borrower Months of Paystubs Verified	Co Borrower Months of Paystubs Verified	Borrower Employment Gap Letter	Borrower Months of Employment Gap	Co Borrower Employment Gap Letter	Co Borrower Months of Employment Gap	Borrower Years of Personal Tax Returns	Borrower Years of Business Tax Returns	CoBorrower Years of Personal Tax Returns	CoBorrower Years of Business Tax Returns	Years of 4506T	Years of Tax Transcripts	Borrower Award/Offer Letter	Co Borrower Award/Offer Letter	Asset Depletion Flag	Partial Asset Depletion Flag	Asset Depletion Months Amortized	Asset Utilization Flag (No DTI)	Borrower Bank Statements Flag	Borrower Bank Statement Summary/Lender Worksheet	Borrower Number of Personal Bank Statements	Borrower Number of Business Bank Statements	CoBorrower Bank Statements Flag	Co Borrower Bank Statement Summary/Lender Worksheet	CoBorrower Number of Personal Bank Statements	CoBorrower Number of Business Bank Statements	Percent of Income From Statements	Borrower Business Ownership %	CoBorrower Business Ownership %	Bespoke Eligible Assets	Borrower P&L Type	Borrower Number of Months P&L	Borrower P&L Prepared By	CoBorrower P&L Type	CoBorrower P&L Prepared By	CoBorrower Number of Months P&L	Borrower CPA Letter Flag	# of Months CPA verified income	CoBorrower CPA Letter Flag	CoBorrower # of Months CPA verified income	Borrower WVOE Flag	Borrower # of Months Employment Validated WVOE	Borrower # of Months Income Validated WVOE	Borrower WVOE Form Type	CoBorrower WVOE Flag	CoBorrower # of Months WVOE	CoBorrower # of Months Income Validated WVOE	CoBorrower WVOE Form Type	DSCR Flag	TPR DSCR	Originator DSCR	Expense Letter	Income Doc Detail	Tax Return Doc Details	Property Address	Property City	Property State	Property Zip	Property County	Original Credit Report Date	Borrower 1 Credit Report Date	Borrower 2 Credit Report Date	Borrower 3 Credit Report Date	Borrower 4 Credit Report Date	Qualifying Credit Score	Third Wage Earner Original FICO Equifax	Third Wage Earner Original FICO Experian	Third Wage Earner Original FICO Transunion	Fourth Wage Earner Original FICO Equifax	Fourth Wage Earner Original FICO Experian	Fourth Wage Earner Original FICO Transunion	Most Recent Co Borrower 2 FICO	Most Recent Co Borrower 3 FICO	Updated Credit Report Flag	Updated Credit Report Date	Updated FICO Method	Primary Wage Earner Updated FICO Equifax	Primary Wage Earner Updated FICO Experian	Primary Wage Earner Updated FICO Transunion	Secondary Wage Earner Updated FICO Equifax	Secondary Wage Earner Updated FICO Experian	Secondary Wage Earner Updated FICO Transunion	Third Wage Earner Updated FICO Equifax	Third Wage Earner Updated FICO Experian	Third Wage Earner Updated FICO Transunion	Fourth Wage Earner Updated FICO Equifax	Fourth Wage Earner Updated FICO Experian	Fourth Wage Earner Updated FICO Transunion	Updated Primary Borrower FICO	Updated Co Borrower FICO	Updated Co Borrower 2 FICO	Updated Co Borrower 3 FICO	Updated Qualifying FICO	Most Recent Bankruptcy Type	Most Recent Bankruptcy Filing Date	Most Recent Bankruptcy Discharge Date	Number of Bankruptcy Events	Months Bankruptcy 7 11	Months Bankruptcy 13	Most Recent Deed in Lieu Date	Number of Deed in Lieu Events	Months Deed in Lieu	Most Recent Short Sale Date	Number of Short Sale Events	Months Short Sale (or Pre FC)	Most Recent Foreclosure Date	Number of Foreclosure Events	Months Foreclosure	Prior Mortgage/Rent Lates 30d in 0-12m	Prior Mortgage/Rent Lates 60d in 0-12m	Prior Mortgage/Rent Lates 90d in 0-12m	Prior Mortgage/Rent Lates 120d+ in 0-12m	Prior Mortgage/Rent Lates 30d in 13-24m	Prior Mortgage/Rent Lates 60d in 13-24m	Prior Mortgage/Rent Lates 90d in 13-24m	Prior Mortgage/Rent Lates 120d+ in 13-24m	Prior Mortgage/Rent Late 30d in 24m	Prior Mortgage/Rent Late 60d in 24m	Prior Mortgage/Rent Late 90d in 24m	Has ACH	Is Equity Shared Loan	Subordinate Lien Type	Subordinate Lien Max Draw Amount (HELOC)	Subordinate Lien 2 Type	Subordinate Lien 2 Max Draw Amount (HELOC)	Subordinate Lien 3 Type	Subordinate Lien 3 Max Draw Amount (HELOC)	Is Shared Appreciation Mortgage	ITIN Flag	Borrower Originator Citizenship Designation	Borrower Verified Citizenship Designation	Borrower Individual Tax Identification Number (ITIN)?	Borrower Photo Identification Type	Borrower Photo Identification Other Type	Borrower Photo ID State of Issuance	Borrower Photo ID Country of Issuance	Borrower Photo ID Expiration Date	Borrower Passport Country of Origin	Borrower Passport Expiration Date	Borrower Non-US Citizen Identification Document	Borrower Date of Resident Since/Valid Date	Borrower Non-US Document Expiration Date	Co Borrower Originator Citizenship Designation	Co Borrower Verified Citizenship Designation	Co Borrower Individual Tax Identification Number (ITIN)?	Co Borrower Photo Identification Type	Co Borrower Photo Identification Other Type	Co Borrower Photo ID State of Issuance	Co Borrower Photo ID Country of Issuance	Co Borrower Photo ID Expiration Date	Co Borrower Passport Country of Origin	Co Borrower Passport Expiration Date	Co Borrower Non-US Citizen Identification Document	Co Borrower Date of Resident Since/Valid Date	Co Borrower Non-US Document Expiration Date	Co Borrower 2 Originator Citizenship Designation	Co Borrower 2 Verified Citizenship Designation	Co Borrower 2 Individual Tax Identification Number (ITIN)?	Co Borrower 2 Photo Identification Type	Co Borrower 2 Photo Identification Other Type	Co Borrower 2 Photo ID State of Issuance	Co Borrower 2 Photo ID Country of Issuance	Co Borrower 2 Photo ID Expiration Date	Co Borrower 2 Passport Country of Origin	Co Borrower 2 Passport Expiration Date	Co Borrower 2 Non-US Citizen Identification Document	Co Borrower 2 Date of Resident Since/Valid Date	Co Borrower 2 Non-US Document Expiration Date	Co Borrower 3 Originator Citizenship Designation	Co Borrower 3 Verified Citizenship Designation	Co Borrower 3 Individual Tax Identification Number (ITIN)?	Co Borrower 3 Photo Identification Type	Co Borrower 3 Photo Identification Other Type	Co Borrower 3 Photo ID State of Issuance	Co Borrower 3 Photo ID Country of Issuance	Co Borrower 3 Photo ID Expiration Date	Co Borrower 3 Passport Country of Origin	Co Borrower 3 Passport Expiration Date	Co Borrower 3 Non-US Citizen Identification Document	Co Borrower 3 Date of Resident Since/Valid Date	Co Borrower 3 Non-US Document Expiration Date	Property Rights	Leasehold Lease Expiration Date	Buydown Flag	Assumable Mortgage Flag	Foreign National Alternative Credit Documentation	Liquid / Cash Reserves (ASF)	Months Liquid Reserves	Total Assets Available for Reserves	Months Reserves	Blanket Mortgage Flag	Qualifying HCLTV	Condo Warrantability Flag	E-Note Flag	O&E in lieu of Title Insurance	Business Purpose Flag	Borrower Note Executed As	Co Borrower Note Executed As	Co Borrower 2 Note Executed As	Co Borrower 3 Note Executed As	Maturity Date	Borrower 1 Trust Name	Borrower 2 Trust Name	Borrower 3 Trust Name	Borrower 4 Trust Name	Delayed Financing Flag	Title Company Name	Settlement Agent Company	Neighborhood Location	Gift Funds	Gift Funds Percentage of Total Funds Required
914087620	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	No	Sequoia Program Eligibility Supplement v 6.4 /Redwood Sequoia Medical Professionals Program Eligibility Guide v1.3	XXXXXXX	07/13/2026	NA	XX/XX/XXXX	QM: Safe Harbor APOR (APOR SH)	Yes	No	No	N/A	N/A	29633.89	XX/XX/XXXX	6.490%	Manual Underwriting	Manual Underwriting	No	X.XX		7.750%	7.750%	X,XXXX	No		$XXXXXX	$XXXXXX	$XXXXXX	$XXXXXX	$XXXXXX	$XXXXXX	$XXXXXX	$16,237.43	$XXXXXX	N/A	XXXXX	XX	$XXXXXX	XX/XX/XXXX	Monthly	43.60%	43.60%	43.60%	No								Employed						1YR Full Doc	1		NA		N/A	0			0	0			3	0	NA		No	No	0	No	No	N/A	0	0	No				0.00%	0.00%			N/A	0	N/A				NA	0	No		NA	0	0	N/A			0		No	0			Borrower - Wage - 1 YR W2 1099 Verified, 3 YRS Executed 4506T Verified - 2025, 2026	Borrower - 3 YRS Executed 4506T Verified - 2025, 2026	XXXXXX	XXXXX	XX	XXXXX	XXXXX	XX/XX/XXXX	XX/XX/XXXX				691									No																				NA			0				0			0			0		0	0	0	0	0	0	0	0	0	0	0	Unknown	No							No	No	US Citizen	US Citizen	N/A	Standard Driver's License - Not for federal use		XX	United States	XX/XX/XXXX			N/A																																										Fee Simple		No	No	N/A	6266.51	0.4	72978.67	4.5	No	95.0	N/A	No	No	No	Borrower As Individual	N/A	N/A	N/A	XX/XX/XXXX					No	XXXXXX	XXXXXX	Suburban	No
954719429	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	No	Sequoia Program Eligibility Supplement v 6.4 /Redwood Sequoia Medical Professionals Program Eligibility Guide v1.3	XXXXXXX	08/10/2026	N/A	XX/XX/XXXX	QM: Higher Priced APOR (APOR HP)	Yes	No	No	N/A	N/A	6003.55	XX/XX/XXXX	6.530%	Manual Underwriting	Manual Underwriting	No	X.XX		7.750%	7.750%	X,XXXX	No		$XXXXXX	$XXXXXX	$XXXXXX	$XXXXXX	$XXXXXX	$XXXXXX	$XXXXXX	$2,066.89	$XXXXXX	N/A			$XXXXXX			41.63%	41.63%	41.63%	No	No							Employed	Self-Employed					1YR Full Doc	1	0	Less than 1 Month	NA	N/A	0	N/A	0	1	0	1	1	3	1	NA	NA	No	No	0	No	No	N/A	0	0	No	N/A	0	0	0.00%	0.00%	100.00%		N/A	0	N/A	Borrower Prepared	Borrower	7	NA	0	No	0	NA	0	0	N/A	NA	0	0	N/A	No	0		N/A	Borrower - Wage, Other REO Net Rental Income(Loss) - 1 YR Personal Tax Returns Verified, 1 YR W2 1099 Verified, Less than 1 Month Paystubs Verified, 3 YRS Executed 4506T Verified, 1 YR IRS Transcripts Verified - 2025, 2026 || Co Borrower - SESCorp - 1 YR Personal Tax Returns Verified, 1 YR Business Tax Returns Verified(K1, 1120S), YTD Profit And Loss Verified, Balance Sheet Verified, 3 YRS Executed 4506T Verified, 1 YR IRS Transcripts Verified - 2025	Borrower - 1 YR Personal Tax Returns Verified, 3 YRS Executed 4506T Verified, 1 YR IRS Transcripts Verified - 2025, 2026 || Co Borrower - 1 YR Personal Tax Returns Verified, 1 YR Business Tax Returns Verified(K1, 1120S), 3 YRS Executed 4506T Verified, 1 YR IRS Transcripts Verified - 2025	XXXXXX	XXXXX	XX	XXXXX	XXXXX	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXXX			762									No																				NA			0				0			0			0		0	0	0	0	0	0	0	0	0	0	0	Unknown	No							No	No	US Citizen	US Citizen	N/A	Real ID Driver's License		XX	United States	XX/XX/XXXX			N/A			US Citizen	US Citizen	N/A	Real ID Driver's License		XX	United States	XX/XX/XXXX			N/A																													Fee Simple		No	No	N/A	80996.24	39.2	80996.24	39.2	No	100.0	N/A	No	No	No	Borrower As Individual	Borrower As Individual	N/A	N/A	XX/XX/XXXX					No	XXXXXX	XXXXXX	Suburban	No
844558686	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	No	Sequoia Program Eligibility Supplement v 6.4 /Redwood Sequoia Medical Professionals Program Eligibility Guide v1.3	XXXXXXX	07/20/2026	N/A	XX/XX/XXXX	QM: Safe Harbor APOR (APOR SH)	Yes	No	No	N/A	N/A	1495.0	XX/XX/XXXX	6.720%	Manual Underwriting	Manual Underwriting	No	X.XX		7.125%	7.125%	X,XXXX	No		$XXXXXX	$XXXXXX	$XXXXXX	$XXXXXX	$XXXXXX	$XXXXXX	$XXXXXX	$3,946.36	$XXXXXX	N/A			$XXXXXX			20.16%	20.16%	20.16%	No								Employed						2YR Full Doc	2		1 Month		N/A	0			0	0			1	0	Yes		No	No	0	No	No	N/A	0	0	No				0.00%	0.00%			N/A	0	N/A				NA	0	No		NA	0	0	N/A			0		No	0			Borrower - Wage - 2 YRS W2 1099 Verified, 1 Month Paystubs Verified, 1 YR Executed 4506T Verified, Award Letter Verified - 2026	Borrower - 1 YR Executed 4506T Verified - 2026	XXXXXX	XXXXX	XX	XXXXX	XXXXX	XX/XX/XXXX	XX/XX/XXXX				744									No																				NA			0				0			0			0		0	0	0	0	0	0	0	0	0	0	0	Unknown	No							No	No	US Citizen	US Citizen	N/A	Real ID Driver's License		XX	United States	XX/XX/XXXX			N/A																																										Fee Simple		No	No	N/A	81655.53	20.7	81655.53	20.7	No	100.0	N/A	No	No	No	Borrower As Individual	N/A	N/A	N/A	XX/XX/XXXX					No	XXXXXX	XXXXXX	Suburban	No

ALT ID	Loan ID	Seller Loan ID	Investor Loan ID	Note Date	Original Loan Amount	Sales Price	Total Adjusted Prior Purchase Price	Primary Appraised Value	Primary Appraisal Date	Primary Appraisal Type	Primary Appraisal Company	Primary Appraiser Name	Primary Appraiser License Number	Value for LTV	LTV	CLTV	Loan Reviewed Property Value	Loan Reviewed Variance Amount	Loan Reviewed Variance Percent	Loan Reviewed Product Type	Loan Post-Close Reviewed Property Value	Loan Post-Close Reviewed Variance Amount	Loan Post-Close Reviewed Variance Percent	Loan Post-Close Reviewed Product Type	Second Appraisal Value	Second Appraisal Variance Amount	Second Appraisal Variance Percent	Second Appraisal Date	Second Appraisal Type	AVM Appraised Value	AVM Variance Amount	AVM Variance Percent	AVM Confidence Score	FSD Score	AVM Company Name	AVM Product Name	AVM Appraisal Date	Desk Review Appraised Value	Desk Review Variance Amount	Desk Review Variance Percent	Desk Review Company	Desk Review Risk Score	Desk Review Appraisal Date	Desk Top Appraised Value	Desk Top Variance Amount	Desk Top Variance Percent	Desk Top Company	Desk Top Appraisal Date	BPO Appraised Value	BPO Variance Amount	BPO Variance Percent	BPO Company	BPO Appraisal Date	Field Review Appraised Value	Field Review Variance Amount	Field Review Variance Percent	Field Review Company	Field Review Appraisal Date	2055 Appraised Value	2055 Variance Amount	2055 Variance Percent	2055 Company	2055 Appraisal Date	AVE/CMA Appraised Value	AVE/CMA Variance Amount	AVE/CMA Variance Percent	AVE/CMA Company	AVE/CMA Appraisal Date	Completion Report (1004D) Date	Other Appraised Value	Other Variance Amount	Other Variance Percent	Other Appraisal Date	Updated Appraised Value	Updated Variance Amount	Updated Variance Percent	Updated Company	Updated Appraisal Date	Updated Appraisal Type	Loan Collateral Advisor Risk Score	Loan Collateral Advisor Risk Score Date	Is Eligible for Rep and Warrant Relief per Loan Collateral Advisor?	Collateral Underwriter Risk Score	Collateral Underwriter Risk Score Date
914087620	XXXXXXX	XXXXXXX	XXXXXXX	XX/XX/XXXX	$XXXXXX	$XXXXXX	0	$XXXXXX	XX/XX/XXXX	1004 URAR	XXXXXX	XXXXXXX	XXXXX	$XXXXX	95.0	95.0	$XXXXX	0.0	.0000	Desk Review																		$XXXXX	0.0	.0000	XXXXXXX	Moderate Risk	XX/XX/XXXX																										XX/XX/XXXX														2.6	XX/XX/XXXX
954719429	XXXXXXX	XXXXXXX	XXXXXXX	XX/XX/XXXX	$XXXXXX	$XXXXXX	0	$XXXXXX	XX/XX/XXXX	1004 URAR	XXXXXX	XXXXXXX	XXXXX	$XXXXX	100.0	100.0	$XXXXX	0.0	.0000	Collateral Underwriter (CU)																																																															1.7	XX/XX/XXXX
844558686	XXXXXXX	XXXXXXX	XXXXXXX	XX/XX/XXXX	$XXXXXX	$XXXXXX	0	$XXXXXX	XX/XX/XXXX	1004 URAR	XXXXXX	XXXXXXX	XXXXX	$XXXXX	100.0	100.0	$XXXXX	0.0	.0000	Desk Review																		$XXXXX	0.0	.0000	XXXXXXX	Low Risk	XX/XX/XXXX																																								3.2	XX/XX/XXXX

ALT ID	Loan ID	Seller Loan ID	Investor Loan ID	Transaction ID	Field Name	Source	Verified Value	Bid Tape Value	Comment
954719429	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	Property Value	propertyValuationPage	$XXXXXX	$XXXXXX	Audit Value Pulled From Appraisal
954719429	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	Qualifying FICO	creditLiabilitiesPage	XXX	XXX	Audit value pulled from most recent credit report in the loan file dated XX/XX/XXXX